ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended
Feb. 28, 2022
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

15.  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	February 28, 2022	November 30, 2021
	$	$
Accounts payable	1,893,306	1,625,418
Accrued liabilities	91,795	242,601
Wages payable	53,038	102,079
Payroll taxes payable	54,890	31,634
Accounts payable and accrued liabilities	2,093,029	2,001,732

During the three months ended February 28, 2022, the Company issued nil (February 28, 2021 – 2,984) common shares valued at $nil (February 28, 2021 - $6,953) to settle accounts payable of $nil (February 28, 2021 - $7,851) resulting in a gain of $nil (February 28, 2021 – $898) which is included in gain on settlement of debt.

During the three months ended February 28, 2021, the Company transferred 215,000 treasury shares to a creditor as full and final payment of a Forbearance Agreement which included the settlement of $18,481 of interest included in accounts payable (Notes 17 and 20).